Realized and Unrealized Gain/(Loss) on Oil and Gas Derivative Instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on oil and gas derivative instruments	$ 107,586	$ 146,387
Unrealized loss on oil and gas derivative instruments	(87,593)	(157,749)
Realized and unrealized gain/(loss) on oil and gas derivative instruments	19,993	(11,362)
Oil
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	55,180	50,592
Unrealized loss on derivatives	(44,904)	(4,407)
Commodity swap
Derivative Instruments, Gain (Loss) [Line Items]
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	37,079	64,809
Unrealized MTM adjustment on commodity swap derivatives	(35,788)	(43,639)
Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	15,327	30,986
Unrealized loss on derivatives	$ (6,901)	$ (109,703)